Investments (Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities Aggregated by Length of Time that Individual Securities have been in Continuous Unrealized Loss Position (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2016	Mar. 31, 2016
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 3,594,351	¥ 2,990,754
Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities	[1]	89,216	74,112
U.S. agency securities | Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		54,473	69,805
Japanese agency securities | Agency mortgage-backed securities | Debt securities
Gain (Loss) on Investments [Line Items]
Fair value, available-for-sale securities		¥ 34,743	¥ 4,307

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥69,805 million and ¥4,307 million, respectively, at March 31, 2016, and ¥54,473 million and ¥34,743 million, respectively, at September 30, 2016. U.S. agency securities primarily consist of Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.